REVENUE FROM CONTRACTS WITH CUSTOMERS - Cost to obtain and fulfill a contract (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets recognised from costs to obtain or fulfil contracts with customers
Amortization expense related to cost to obtain or fulfill contracts	₽ 3,940	₽ 4,371
Impairment loss related to costs capitalized	0	0
Cost-to-obtain contracts
Assets recognised from costs to obtain or fulfil contracts with customers
Gross book value	13,635	23,360
Accumulated amortization related to cost to obtain or fulfill contracts	(6,394)	(16,343)
Cost to fulfill contracts
Assets recognised from costs to obtain or fulfil contracts with customers
Gross book value	2,918	2,180
Accumulated amortization related to cost to obtain or fulfill contracts	₽ (1,221)	₽ (566)